FINANCIAL STATEMENTS

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Years Ended December 31, 2021 and 2020

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Financial Statements

Years Ended December 31, 2021 and 2020

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Financial Life Insurance Company and the Contract Owners of TFLIC Separate Account VNY

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of TFLIC Separate Account VNY indicated in the table below as of December 31, 2021, and the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of TFLIC Separate Account VNY as of December 31, 2021, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period ended December 31, 2021, in conformity with accounting principles generally accepted in the United States of America.

AB Global Thematic Growth Class B Shares	TA JPMorgan Asset Allocation - Conservative Initial Class
AB Large Cap Growth Class B Shares	TA JPMorgan Asset Allocation - Growth Initial Class
BNY Mellon Sustainable U.S. Equity Service Shares	TA JPMorgan Asset Allocation - Moderate Initial Class
BNY Mellon VIF Appreciation Service Shares	TA JPMorgan Asset Allocation - Moderate Growth Initial Class
Columbia - Small Company Growth Class 1 Shares	TA JPMorgan Enhanced Index Initial Class
DFA VA Global Bond	TA Managed Risk - Balanced ETF Initial Class
DFA VA International Small	TA Managed Risk - Growth ETF Initial Class
DFA VA International Value	TA Morgan Stanley Capital Growth Initial Class
DFA VA Short-Term Fixed	TA Multi-Managed Balanced Initial Class
DFA VA U.S. Large Value	TA PIMCO Total Return Initial Class
DFA VA U.S. Targeted Value	TA Small/Mid Cap Value Initial Class
Federated Hermes Fund for U.S. Government Securities II	TA T. Rowe Price Small Cap Initial Class
Federated Hermes Government Money II Service Shares	TA TS&W International Equity Initial Class
Federated Hermes High Income Bond II Primary Shares	TA WMC US Growth Initial Class
Federated Hermes Managed Volatility II Primary Shares	Vanguard® Equity Index
Fidelity® VIP Contrafund® Initial Class	Vanguard® International
Fidelity® VIP Mid Cap Initial Class	Vanguard® Mid-Cap Index
Fidelity® VIP Value Strategies Initial Class	Vanguard® Real Estate Index
NVIT Emerging Markets Class D Shares	Vanguard® Short-Term Investment Grade
TA Aegon Sustainable Equity Income Initial Class	Vanguard® Total Bond Market Index
TA BlackRock Global Real Estate Securities Initial Class	Wanger International
TA International Focus Initial Class	Wanger USA
TA Janus Mid-Cap Growth Initial Class

Basis for Opinions

These financial statements are the responsibility of the Transamerica Financial Life Insurance Company’s management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of TFLIC Separate Account VNY based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of TFLIC Separate Account VNY in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2021 by correspondence with the custodian, the transfer agents, or the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 20, 2022

We have served as the auditor of one or more of the subaccounts of TFLIC Separate Account VNY since 2014.

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Assets and Liabilities

December 31, 2021

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

AB Global Thematic Growth Class B Shares	-	$-	$-	$-	$-	-	$3.249348	$24.782269
AB Large Cap Growth Class B Shares	-	-	-	-	-	-	5.526211	28.350675
BNY Mellon Sustainable U.S. Equity Service Shares	-	-	-	-	-	-	4.297860	20.843556
BNY Mellon VIF Appreciation Service Shares	-	-	-	-	-	-	4.434012	22.723075
Columbia - Small Company Growth Class 1 Shares	0.152	3	4	(4)	-	-	4.864745	26.911334
DFA VA Global Bond	196,134.481	2,106,370	2,047,644	48	2,047,692	1,413,826	1.415108	9.973480
DFA VA International Small	43,926.393	522,443	600,035	3	600,038	239,631	2.439636	14.973541
DFA VA International Value	82,935.979	975,699	1,107,195	(11)	1,107,184	677,114	1.601737	12.774181
DFA VA Short-Term Fixed	85,764.460	876,945	873,082	37	873,119	753,818	1.130570	9.666990
DFA VA U.S. Large Value	78,196.295	1,900,917	2,589,861	(13)	2,589,848	790,202	3.202189	14.903741
DFA VA U.S. Targeted Value	49,359.561	847,321	1,163,405	(28)	1,163,377	378,121	3.010973	14.776395
Federated Hermes Fund for U.S. Government Securities II	8,429.786	91,501	90,283	(6)	90,277	60,807	1.445763	10.272994
Federated Hermes Government Money II Service Shares	82,728.704	82,729	82,729	44	82,773	78,269	1.032840	9.457294
Federated Hermes High Income Bond II Primary Shares	41,566.596	265,386	265,611	8	265,619	104,537	2.538163	12.043044
Federated Hermes Managed Volatility II Primary Shares	-	-	-	-	-	-	2.791463	14.120650
Fidelity® VIP Contrafund® Initial Class	409.989	14,360	22,283	12	22,295	4,779	4.521876	22.637195
Fidelity® VIP Mid Cap Initial Class	3,868.922	139,477	159,284	(1)	159,283	42,553	3.655449	17.086120
Fidelity® VIP Value Strategies Initial Class	5,248.995	68,842	86,084	-	86,084	25,039	3.357400	17.366668
NVIT Emerging Markets Class D Shares	17.003	176	229	(2)	227	16	13.720142	14.222715
TA Aegon Sustainable Equity Income Initial Class	0.076	1	2	(2)	-	-	2.724713	13.116322
TA BlackRock Global Real Estate Securities Initial Class	2,640.960	27,414	34,781	1	34,782	15,815	2.147777	14.628449
TA International Focus Initial Class	4,888.562	52,303	52,650	-	52,650	22,449	2.344792	16.459759
TA Janus Mid-Cap Growth Initial Class	-	-	-	-	-	-	4.174281	21.940052
TA JPMorgan Asset Allocation - Conservative Initial Class	-	-	-	-	-	-	2.000035	13.328537
TA JPMorgan Asset Allocation - Growth Initial Class	15,437.826	197,551	242,374	1	242,375	81,943	2.888592	19.122448
TA JPMorgan Asset Allocation - Moderate Initial Class	38,851.885	432,061	530,717	(2)	530,715	229,619	2.243458	14.433035
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	-	-	-	-	-	-	2.465462	15.957939
TA JPMorgan Enhanced Index Initial Class	675.099	11,867	18,680	1	18,681	3,988	4.538047	21.076348
TA Managed Risk - Balanced ETF Initial Class	27,955.748	309,647	378,241	2	378,243	198,735	1.852266	13.209819
TA Managed Risk - Growth ETF Initial Class	-	-	-	-	-	-	2.039039	14.382761
TA Morgan Stanley Capital Growth Initial Class	-	-	-	-	-	-	8.228047	36.924132
TA Multi-Managed Balanced Initial Class	15,404.743	211,656	287,761	(4)	287,757	89,876	3.146554	16.531405
TA PIMCO Total Return Initial Class	23,780.196	273,901	263,485	11	263,496	145,303	1.773705	11.123925
TA Small/Mid Cap Value Initial Class	1,058.155	25,212	25,851	-	25,851	7,885	3.278430	15.390588
TA T. Rowe Price Small Cap Initial Class	1,764.732	32,657	33,548	2	33,550	6,999	4.746496	18.761439
TA TS&W International Equity Initial Class	-	-	-	-	-	-	1.830947	13.920344
TA WMC US Growth Initial Class	13,541.376	461,702	615,591	13	615,604	127,860	4.706877	27.010324
Vanguard® Equity Index	38,572.992	1,432,029	2,525,374	(3)	2,525,371	549,482	4.525492	20.954764
Vanguard® International	23,487.339	651,884	932,447	1	932,448	336,122	2.732846	23.337265
Vanguard® Mid-Cap Index	32,252.691	674,268	950,809	17	950,826	225,131	4.149612	18.719466
Vanguard® Real Estate Index	25,934.374	308,964	429,473	2	429,475	135,189	3.100485	15.908943
Vanguard® Short-Term Investment Grade	119,133.999	1,268,819	1,284,265	(50)	1,284,215	845,759	1.484204	10.487174

See accompanying notes	2

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Assets and Liabilities

December 31, 2021

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

Vanguard® Total Bond Market Index	198,563.285	$2,379,644	$2,426,443	$ 1	$2,426,444	1,418,480	$1.665640	$10.921515
Wanger International	103.686	2,718	3,382	1	3,383	1,072	3.058857	17.821669
Wanger USA	2,074.106	50,370	53,387	1	53,388	13,325	3.911778	18.871576

See accompanying notes.	3

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	AB Global Thematic Growth Class B Shares Subaccount	AB Large Cap Growth Class B Shares Subaccount	BNY Mellon Sustainable U.S. Equity Service Shares Subaccount	BNY Mellon VIF Appreciation Service Shares Subaccount	Columbia - Small Company Growth Class 1 Shares Subaccount

Net Assets as of December 31, 2019:	$-	$-	$-	$-	$37,636

Investment Income:
Reinvested Dividends	-	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-	333

Net Investment Income (Loss)	-	-	-	-	(333)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	811
Realized Gain (Loss) on Investments	-	-	-	-	230

Net Realized Capital Gains (Losses) on Investments	-	-	-	-	1,041
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-	25,237

Net Gain (Loss) on Investment	-	-	-	-	26,278

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-	25,945

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-	(609)

Total Increase (Decrease) in Net Assets	-	-	-	-	25,336

Net Assets as of December 31, 2020:	$-	$-	$-	$-	$62,972

Investment Income:
Reinvested Dividends	-	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-	343

Net Investment Income (Loss)	-	-	-	-	(343)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	6,161
Realized Gain (Loss) on Investments	-	-	-	-	28,981

Net Realized Capital Gains (Losses) on Investments	-	-	-	-	35,142
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-	(28,975)

Net Gain (Loss) on Investment	-	-	-	-	6,167

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-	5,824

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-	(68,796)

Total Increase (Decrease) in Net Assets	-	-	-	-	(62,972)

Net Assets as of December 31, 2021:	$-	$-	$-	$-	$-

See Accompanying Notes. (1) See Footnote 1	4

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	DFA VA Global Bond Subaccount	DFA VA International Small Subaccount	DFA VA International Value Subaccount	DFA VA Short-Term Fixed Subaccount	DFA VA U.S. Large Value Subaccount

Net Assets as of December 31, 2019:	$2,252,816	$772,552	$1,094,938	$1,022,061	$2,691,939

Investment Income:
Reinvested Dividends	588	12,740	25,898	4,974	55,274
Investment Expense:
Mortality and Expense Risk and Administrative Charges	13,149	4,107	6,122	4,919	14,460

Net Investment Income (Loss)	(12,561)	8,633	19,776	55	40,814

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	11,222	-	-	-
Realized Gain (Loss) on Investments	(12,165)	(18,755)	85	307	18,244

Net Realized Capital Gains (Losses) on Investments	(12,165)	(7,533)	85	307	18,244
Net Change in Unrealized Appreciation (Depreciation)	42,764	55,379	(9,731)	(122)	(48,127)

Net Gain (Loss) on Investment	30,599	47,846	(9,646)	185	(29,883)

Net Increase (Decrease) in Net Assets Resulting from Operations	18,038	56,479	10,130	240	10,931

Increase (Decrease) in Net Assets from Contract Transactions	(117,839)	(144,991)	49,349	(149,429)	(9,184)

Total Increase (Decrease) in Net Assets	(99,801)	(88,512)	59,479	(149,189)	1,747

Net Assets as of December 31, 2020:	$2,153,015	$684,040	$1,154,417	$872,872	$2,693,686

Investment Income:
Reinvested Dividends	15,174	15,143	43,427	55	43,041
Investment Expense:
Mortality and Expense Risk and Administrative Charges	12,521	3,885	7,819	5,207	16,878

Net Investment Income (Loss)	2,653	11,258	35,608	(5,152)	26,163

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	199	40,842	-	-	-
Realized Gain (Loss) on Investments	(6,178)	40,470	89,822	(183)	263,386

Net Realized Capital Gains (Losses) on Investments	(5,979)	81,312	89,822	(183)	263,386
Net Change in Unrealized Appreciation (Depreciation)	(30,236)	(2,273)	72,509	(1,502)	359,540

Net Gain (Loss) on Investment	(36,215)	79,039	162,331	(1,685)	622,926

Net Increase (Decrease) in Net Assets Resulting from Operations	(33,562)	90,297	197,939	(6,837)	649,089

Increase (Decrease) in Net Assets from Contract Transactions	(71,761)	(174,299)	(245,172)	7,084	(752,927)

Total Increase (Decrease) in Net Assets	(105,323)	(84,002)	(47,233)	247	(103,838)

Net Assets as of December 31, 2021:	$2,047,692	$600,038	$1,107,184	$873,119	$2,589,848

See Accompanying Notes. (1) See Footnote 1	5

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	DFA VA U.S. Targeted Value Subaccount	Federated Hermes Fund for U.S. Government Securities II Subaccount	Federated Hermes Government Money II Service Shares Subaccount	Federated Hermes High Income Bond II Primary Shares Subaccount	Federated Hermes Managed Volatility II Primary Shares Subaccount

Net Assets as of December 31, 2019:	$1,068,665	$177,090	$593,331	$216,105	$-

Investment Income:
Reinvested Dividends	16,708	4,351	1,212	12,616	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,646	658	3,234	1,442	-

Net Investment Income (Loss)	11,062	3,693	(2,022)	11,174	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	-
Realized Gain (Loss) on Investments	(2,413)	327	-	(6,763)	-

Net Realized Capital Gains (Losses) on Investments	(2,413)	327	-	(6,763)	-
Net Change in Unrealized Appreciation (Depreciation)	57,644	3,171	-	2,001	-

Net Gain (Loss) on Investment	55,231	3,498	-	(4,762)	-

Net Increase (Decrease) in Net Assets Resulting from Operations	66,293	7,191	(2,022)	6,412	-

Increase (Decrease) in Net Assets from Contract Transactions	(41,217)	(105,696)	(375,439)	(10,845)	-

Total Increase (Decrease) in Net Assets	25,076	(98,505)	(377,461)	(4,433)	-

Net Assets as of December 31, 2020:	$1,093,741	$78,585	$215,870	$211,672	$-

Investment Income:
Reinvested Dividends	15,605	1,563	2	11,490	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,247	500	706	1,813	-

Net Investment Income (Loss)	8,358	1,063	(704)	9,677	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	78,373	-	-	-	-
Realized Gain (Loss) on Investments	75,200	(14)	-	(282)	-

Net Realized Capital Gains (Losses) on Investments	153,573	(14)	-	(282)	-
Net Change in Unrealized Appreciation (Depreciation)	224,291	(3,230)	-	200	-

Net Gain (Loss) on Investment	377,864	(3,244)	-	(82)	-

Net Increase (Decrease) in Net Assets Resulting from Operations	386,222	(2,181)	(704)	9,595	-

Increase (Decrease) in Net Assets from Contract Transactions	(316,586)	13,873	(132,393)	44,352	-

Total Increase (Decrease) in Net Assets	69,636	11,692	(133,097)	53,947	-

Net Assets as of December 31, 2021:	$1,163,377	$90,277	$82,773	$265,619	$-

See Accompanying Notes. (1) See Footnote 1	6

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	Fidelity® VIP Contrafund® Initial Class Subaccount	Fidelity® VIP Mid Cap Initial Class Subaccount	Fidelity® VIP Value Strategies Initial Class Subaccount	NVIT Emerging Markets Class D Shares Subaccount	TA Aegon Sustainable Equity Income Initial Class Subaccount

Net Assets as of December 31, 2019:	$129,769	$112,157	$63,267	$284	$91,082

Investment Income:
Reinvested Dividends	416	661	749	4	998
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,001	610	344	1	262

Net Investment Income (Loss)	(585)	51	405	3	736

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	736	-	3,001	-	4,032
Realized Gain (Loss) on Investments	4,856	(1,662)	(762)	7	(17,815)

Net Realized Capital Gains (Losses) on Investments	5,592	(1,662)	2,239	7	(13,783)
Net Change in Unrealized Appreciation (Depreciation)	28,612	18,982	4,133	20	(4,526)

Net Gain (Loss) on Investment	34,204	17,320	6,372	27	(18,309)

Net Increase (Decrease) in Net Assets Resulting from Operations	33,619	17,371	6,777	30	(17,573)

Increase (Decrease) in Net Assets from Contract Transactions	55,772	(7,220)	1,301	(33)	(73,509)

Total Increase (Decrease) in Net Assets	89,391	10,151	8,078	(3)	(91,082)

Net Assets as of December 31, 2020:	$219,160	$122,308	$71,345	$281	$-

Investment Income:
Reinvested Dividends	149	916	1,242	2	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,287	879	477	1	-

Net Investment Income (Loss)	(1,138)	37	765	1	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	11,965	23,803	6,784	-	-
Realized Gain (Loss) on Investments	66,862	663	692	11	-

Net Realized Capital Gains (Losses) on Investments	78,827	24,466	7,476	11	-
Net Change in Unrealized Appreciation (Depreciation)	(29,650)	6,832	13,742	(32)	-

Net Gain (Loss) on Investment	49,177	31,298	21,218	(21)	-

Net Increase (Decrease) in Net Assets Resulting from Operations	48,039	31,335	21,983	(20)	-

Increase (Decrease) in Net Assets from Contract Transactions	(244,904)	5,640	(7,244)	(34)	-

Total Increase (Decrease) in Net Assets	(196,865)	36,975	14,739	(54)	-

Net Assets as of December 31, 2021:	$22,295	$159,283	$86,084	$227	$-

See Accompanying Notes. (1) See Footnote 1	7

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA BlackRock Global Real Estate Securities Initial Class Subaccount	TA International Focus Initial Class Subaccount	TA Janus Mid-Cap Growth Initial Class Subaccount	TA JPMorgan Asset Allocation - Conservative Initial Class Subaccount	TA JPMorgan Asset Allocation - Growth Initial Class Subaccount

Net Assets as of December 31, 2019:	$43,293	$80,164	$-	$-	$239,160

Investment Income:
Reinvested Dividends	3,317	1,778	-	-	3,690
Investment Expense:
Mortality and Expense Risk and Administrative Charges	185	632	-	-	1,330

Net Investment Income (Loss)	3,132	1,146	-	-	2,360

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,968	-	-	-	17,320
Realized Gain (Loss) on Investments	(610)	71	-	-	167

Net Realized Capital Gains (Losses) on Investments	1,358	71	-	-	17,487
Net Change in Unrealized Appreciation (Depreciation)	(6,507)	17,962	-	-	28,708

Net Gain (Loss) on Investment	(5,149)	18,033	-	-	46,195

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,017)	19,179	-	-	48,555

Increase (Decrease) in Net Assets from Contract Transactions	(12,025)	21,582	-	-	(18,534)

Total Increase (Decrease) in Net Assets	(14,042)	40,761	-	-	30,021

Net Assets as of December 31, 2020:	$29,251	$120,925	$-	$-	$269,181

Investment Income:
Reinvested Dividends	798	2,297	-	-	3,742
Investment Expense:
Mortality and Expense Risk and Administrative Charges	193	1,031	-	-	1,448

Net Investment Income (Loss)	605	1,266	-	-	2,294

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	13,672
Realized Gain (Loss) on Investments	463	28,826	-	-	17,422

Net Realized Capital Gains (Losses) on Investments	463	28,826	-	-	31,094
Net Change in Unrealized Appreciation (Depreciation)	6,193	(17,006)	-	-	10,681

Net Gain (Loss) on Investment	6,656	11,820	-	-	41,775

Net Increase (Decrease) in Net Assets Resulting from Operations	7,261	13,086	-	-	44,069

Increase (Decrease) in Net Assets from Contract Transactions	(1,730)	(81,361)	-	-	(70,875)

Total Increase (Decrease) in Net Assets	5,531	(68,275)	-	-	(26,806)

Net Assets as of December 31, 2021:	$34,782	$52,650	$-	$-	$242,375

See Accompanying Notes. (1) See Footnote 1	8

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA JPMorgan Asset Allocation - Moderate Initial Class Subaccount	TA JPMorgan Asset Allocation - Moderate Growth Initial Class Subaccount	TA JPMorgan Enhanced Index Initial Class Subaccount	TA Managed Risk - Balanced ETF Initial Class Subaccount	TA Managed Risk - Growth ETF Initial Class Subaccount

Net Assets as of December 31, 2019:	$440,896	$-	$12,080	$333,778	$-

Investment Income:
Reinvested Dividends	9,683	-	179	7,586	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,456	-	67	1,787	-

Net Investment Income (Loss)	7,227	-	112	5,799	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	13,353	-	989	4,140	-
Realized Gain (Loss) on Investments	542	-	27	267	-

Net Realized Capital Gains (Losses) on Investments	13,895	-	1,016	4,407	-
Net Change in Unrealized Appreciation (Depreciation)	31,428	-	1,228	2,855	-

Net Gain (Loss) on Investment	45,323	-	2,244	7,262	-

Net Increase (Decrease) in Net Assets Resulting from Operations	52,550	-	2,356	13,061	-

Increase (Decrease) in Net Assets from Contract Transactions	(1,866)	-	-	(1)	-

Total Increase (Decrease) in Net Assets	50,684	-	2,356	13,060	-

Net Assets as of December 31, 2020:	$491,580	$-	$14,436	$346,838	$-

Investment Income:
Reinvested Dividends	9,860	1,903	131	5,034	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,901	403	91	2,001	-

Net Investment Income (Loss)	6,959	1,500	40	3,033	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,298	2,184	1,904	16,661	-
Realized Gain (Loss) on Investments	1,245	1,517	46	421	-

Net Realized Capital Gains (Losses) on Investments	4,543	3,701	1,950	17,082	-
Net Change in Unrealized Appreciation (Depreciation)	30,554	-	2,256	11,288	-

Net Gain (Loss) on Investment	35,097	3,701	4,206	28,370	-

Net Increase (Decrease) in Net Assets Resulting from Operations	42,056	5,201	4,246	31,403	-

Increase (Decrease) in Net Assets from Contract Transactions	(2,921)	(5,201)	(1)	2	-

Total Increase (Decrease) in Net Assets	39,135	-	4,245	31,405	-

Net Assets as of December 31, 2021:	$530,715	$-	$18,681	$378,243	$-

See Accompanying Notes. (1) See Footnote 1	9

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA Morgan Stanley Capital Growth Initial Class Subaccount	TA Multi-Managed Balanced Initial Class Subaccount	TA PIMCO Total Return Initial Class Subaccount	TA Small/Mid Cap Value Initial Class Subaccount	TA T. Rowe Price Small Cap Initial Class Subaccount

Net Assets as of December 31, 2019:	$-	$215,319	$230,065	$64,221	$77,936

Investment Income:
Reinvested Dividends	-	3,497	7,939	655	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	1,322	1,142	452	297

Net Investment Income (Loss)	-	2,175	6,797	203	(297)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	8,972	820	2,284	2,617
Realized Gain (Loss) on Investments	-	253	3,111	(341)	2,357

Net Realized Capital Gains (Losses) on Investments	-	9,225	3,931	1,943	4,974
Net Change in Unrealized Appreciation (Depreciation)	-	21,218	2,981	4,106	(4,208)

Net Gain (Loss) on Investment	-	30,443	6,912	6,049	766

Net Increase (Decrease) in Net Assets Resulting from Operations	-	32,618	13,709	6,252	469

Increase (Decrease) in Net Assets from Contract Transactions	-	(597)	(53,987)	18,271	(51,830)

Total Increase (Decrease) in Net Assets	-	32,021	(40,278)	24,523	(51,361)

Net Assets as of December 31, 2020:	$-	$247,340	$189,787	$88,744	$26,575

Investment Income:
Reinvested Dividends	-	3,081	4,037	983	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	1,600	1,355	813	279

Net Investment Income (Loss)	-	1,481	2,682	170	(279)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	14,473	15,954	-	5,624
Realized Gain (Loss) on Investments	-	401	(40)	27,970	3,140

Net Realized Capital Gains (Losses) on Investments	-	14,874	15,914	27,970	8,764
Net Change in Unrealized Appreciation (Depreciation)	-	24,063	(21,130)	(1,455)	(3,538)

Net Gain (Loss) on Investment	-	38,937	(5,216)	26,515	5,226

Net Increase (Decrease) in Net Assets Resulting from Operations	-	40,418	(2,534)	26,685	4,947

Increase (Decrease) in Net Assets from Contract Transactions	-	(1)	76,243	(89,578)	2,028

Total Increase (Decrease) in Net Assets	-	40,417	73,709	(62,893)	6,975

Net Assets as of December 31, 2021:	$-	$287,757	$263,496	$25,851	$33,550

See Accompanying Notes. (1) See Footnote 1	10

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA TS&W International Equity Initial Class Subaccount	TA WMC US Growth Initial Class Subaccount	Vanguard® Equity Index Subaccount	Vanguard® International Subaccount	Vanguard® Mid-Cap Index Subaccount

Net Assets as of December 31, 2019:	$68,879	$611,708	$2,364,330	$956,939	$908,438

Investment Income:
Reinvested Dividends	1,943	636	35,239	12,541	12,720
Investment Expense:
Mortality and Expense Risk and Administrative Charges	458	3,639	13,258	5,985	5,255

Net Investment Income (Loss)	1,485	(3,003)	21,981	6,556	7,465

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	46,268	41,339	22,922	47,626
Realized Gain (Loss) on Investments	(119)	35,134	160,151	148,562	(132)

Net Realized Capital Gains (Losses) on Investments	(119)	81,402	201,490	171,484	47,494
Net Change in Unrealized Appreciation (Depreciation)	2,402	109,585	130,110	251,839	89,690

Net Gain (Loss) on Investment	2,283	190,987	331,600	423,323	137,184

Net Increase (Decrease) in Net Assets Resulting from Operations	3,768	187,984	353,581	429,879	144,649

Increase (Decrease) in Net Assets from Contract Transactions	(895)	(164,854)	(418,862)	(343,617)	(131,280)

Total Increase (Decrease) in Net Assets	2,873	23,130	(65,281)	86,262	13,369

Net Assets as of December 31, 2020:	$71,752	$634,838	$2,299,049	$1,043,201	$921,807

Investment Income:
Reinvested Dividends	1,414	480	31,244	2,721	10,635
Investment Expense:
Mortality and Expense Risk and Administrative Charges	503	3,836	15,848	6,431	6,017

Net Investment Income (Loss)	911	(3,356)	15,396	(3,710)	4,618

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	88,722	93,347	68,406	63,470
Realized Gain (Loss) on Investments	14,511	54,777	192,039	131,605	49,241

Net Realized Capital Gains (Losses) on Investments	14,511	143,499	285,386	200,011	112,711
Net Change in Unrealized Appreciation (Depreciation)	(6,012)	(22,079)	297,610	(204,630)	83,570

Net Gain (Loss) on Investment	8,499	121,420	582,996	(4,619)	196,281

Net Increase (Decrease) in Net Assets Resulting from Operations	9,410	118,064	598,392	(8,329)	200,899

Increase (Decrease) in Net Assets from Contract Transactions	(81,162)	(137,298)	(372,070)	(102,424)	(171,880)

Total Increase (Decrease) in Net Assets	(71,752)	(19,234)	226,322	(110,753)	29,019

Net Assets as of December 31, 2021:	$-	$615,604	$2,525,371	$932,448	$950,826

See Accompanying Notes. (1) See Footnote 1	11

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	Vanguard® Real Estate Index Subaccount	Vanguard® Short-Term Investment Grade Subaccount	Vanguard® Total Bond Market Index Subaccount	Wanger International Subaccount	Wanger USA Subaccount

Net Assets as of December 31, 2019:	$443,147	$1,550,991	$2,114,544	$24,236	$42,994

Investment Income:
Reinvested Dividends	9,873	34,291	55,373	439	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,333	7,461	12,841	158	249

Net Investment Income (Loss)	7,540	26,830	42,532	281	(249)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	6,209	-	-	784	4,477
Realized Gain (Loss) on Investments	(8,434)	9,429	15,375	(217)	(547)

Net Realized Capital Gains (Losses) on Investments	(2,225)	9,429	15,375	567	3,930
Net Change in Unrealized Appreciation (Depreciation)	(28,548)	20,085	88,673	2,163	6,608

Net Gain (Loss) on Investment	(30,773)	29,514	104,048	2,730	10,538

Net Increase (Decrease) in Net Assets Resulting from Operations	(23,233)	56,344	146,580	3,011	10,289

Increase (Decrease) in Net Assets from Contract Transactions	(17,847)	(347,268)	68,037	(1,045)	243

Total Increase (Decrease) in Net Assets	(41,080)	(290,924)	214,617	1,966	10,532

Net Assets as of December 31, 2020:	$402,067	$1,260,067	$2,329,161	$26,202	$53,526

Investment Income:
Reinvested Dividends	9,057	26,582	46,811	148	412
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,511	7,748	13,521	105	330

Net Investment Income (Loss)	6,546	18,834	33,290	43	82

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	11,985	6,528	18,771	434	1,742
Realized Gain (Loss) on Investments	9,544	3,036	6,755	4,142	(1,665)

Net Realized Capital Gains (Losses) on Investments	21,529	9,564	25,526	4,576	77
Net Change in Unrealized Appreciation (Depreciation)	112,998	(41,598)	(109,793)	(1,684)	4,036

Net Gain (Loss) on Investment	134,527	(32,034)	(84,267)	2,892	4,113

Net Increase (Decrease) in Net Assets Resulting from Operations	141,073	(13,200)	(50,977)	2,935	4,195

Increase (Decrease) in Net Assets from Contract Transactions	(113,665)	37,348	148,260	(25,754)	(4,333)

Total Increase (Decrease) in Net Assets	27,408	24,148	97,283	(22,819)	(138)

Net Assets as of December 31, 2021:	$429,475	$1,284,215	$2,426,444	$3,383	$53,388

See Accompanying Notes. (1) See Footnote 1	12

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

December 31, 2021

1. Organization

TFLIC Separate Account VNY (the Separate Account) is a segregated investment account of Transamerica Financial Life Insurance Company (TFLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TFLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TFLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of the Advisor’s Edge® NY Variable Annuity.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
AB Variable Products Series Fund, Inc.	AB Variable Products Series Fund, Inc.
AB Global Thematic Growth Class B Shares	AB Global Thematic Growth Portfolio Class B Shares
AB Large Cap Growth Class B Shares	AB Large Cap Growth Portfolio Class B Shares
BNY Mellon Funds	BNY Mellon Funds
BNY Mellon Sustainable U.S. Equity Service Shares	BNY Mellon Sustainable U.S. Equity Portfolio Service Shares
BNY Mellon VIF Appreciation Service Shares	BNY Mellon VIF Appreciation Portfolio Service Shares
Columbia Funds Variable Insurance Trust	Columbia Funds Variable Insurance Trust
Columbia - Small Company Growth Class 1 Shares	Columbia - Small Company Growth Portfolio Class 1 Shares
DFA Investment Dimensions Group, Inc.	DFA Investment Dimensions Group, Inc.
DFA VA Global Bond	DFA VA Global Bond Portfolio
DFA VA International Small	DFA VA International Small Portfolio
DFA VA International Value	DFA VA International Value Portfolio
DFA VA Short-Term Fixed	DFA VA Short-Term Fixed Portfolio
DFA VA U.S. Large Value	DFA VA U.S. Large Value Portfolio
DFA VA U.S. Targeted Value	DFA VA U.S. Targeted Value Portfolio
Federated Insurance Series	Federated Insurance Series
Federated Hermes Fund for U.S. Government Securities II	Federated Hermes Fund for U.S. Government Securities II
Federated Hermes Government Money II Service Shares	Federated Hermes Government Money Fund II Service Shares
Federated Hermes High Income Bond II Primary Shares	Federated Hermes High Income Bond Fund II Primary Shares
Federated Hermes Managed Volatility II Primary Shares	Federated Hermes Managed Volatility Fund II Primary Shares
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Contrafund® Initial Class	Fidelity® VIP Contrafund® Initial Class
Fidelity® VIP Mid Cap Initial Class	Fidelity® VIP Mid Cap Initial Class
Fidelity® VIP Value Strategies Initial Class	Fidelity® VIP Value Strategies Initial Class
Nationwide Variable Insurance Trust	Nationwide Variable Insurance Trust
NVIT Emerging Markets Class D Shares	NVIT Emerging Markets Class D Shares
Transamerica Series Trust	Transamerica Series Trust
TA Aegon Sustainable Equity Income Initial Class	Transamerica Aegon Sustainable Equity Income VP Initial Class
TA BlackRock Global Real Estate Securities Initial Class	Transamerica BlackRock Global Real Estate Securities VP Initial Class
TA International Focus Initial Class	Transamerica International Focus VP Initial Class
TA Janus Mid-Cap Growth Initial Class	Transamerica Janus Mid-Cap Growth VP Initial Class

13

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

December 31, 2021

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA JPMorgan Asset Allocation - Conservative Initial Class	Transamerica JPMorgan Asset Allocation - Conservative VP Initial Class
TA JPMorgan Asset Allocation - Growth Initial Class	Transamerica JPMorgan Asset Allocation - Growth VP Initial Class
TA JPMorgan Asset Allocation - Moderate Initial Class	Transamerica JPMorgan Asset Allocation - Moderate VP Initial Class
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP Initial Class
TA JPMorgan Enhanced Index Initial Class	Transamerica JPMorgan Enhanced Index VP Initial Class
TA Managed Risk - Balanced ETF Initial Class	Transamerica Managed Risk - Balanced ETF VP Initial Class
TA Managed Risk - Growth ETF Initial Class	Transamerica Managed Risk - Growth ETF VP Initial Class
TA Morgan Stanley Capital Growth Initial Class	Transamerica Morgan Stanley Capital Growth VP Initial Class
TA Multi-Managed Balanced Initial Class	Transamerica Multi-Managed Balanced VP Initial Class
TA PIMCO Total Return Initial Class	Transamerica PIMCO Total Return VP Initial Class
TA Small/Mid Cap Value Initial Class	Transamerica Small/Mid Cap Value VP Initial Class
TA T. Rowe Price Small Cap Initial Class	Transamerica T. Rowe Price Small Cap VP Initial Class
TA TS&W International Equity Initial Class	Transamerica TS&W International Equity VP Initial Class
TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class
Vanguard® Variable Insurance Fund	Vanguard® Variable Insurance Fund
Vanguard® Equity Index	Vanguard® Equity Index Portfolio
Vanguard® International	Vanguard® International Portfolio
Vanguard® Mid-Cap Index	Vanguard® Mid-Cap Index Portfolio
Vanguard® Real Estate Index	Vanguard® Real Estate Index Portfolio
Vanguard® Short-Term Investment Grade	Vanguard® Short-Term Investment Grade Portfolio
Vanguard® Total Bond Market Index	Vanguard® Total Bond Market Index Portfolio
Wanger Advisors Trust	Wanger Advisors Trust
Wanger International	Wanger International
Wanger USA	Wanger USA

The following subaccount name changes were made effective during the fiscal year ended December 31, 2021:

Subaccount	Formerly
TA International Focus Initial Class	TA International Growth Initial Class

14

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

December 31, 2021

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2021.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2021.

15

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

December 31, 2021

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2021 were as follows:

Subaccount	Purchases	Sales
AB Global Thematic Growth Class B Shares	$-	$-
AB Large Cap Growth Class B Shares	-	-
BNY Mellon Sustainable U.S. Equity Service Shares	-	-
BNY Mellon VIF Appreciation Service Shares	-	-
Columbia - Small Company Growth Class 1 Shares	6,161	69,141
DFA VA Global Bond	159,517	228,445
DFA VA International Small	68,611	190,810
DFA VA International Value	203,468	413,026
DFA VA Short-Term Fixed	118,333	116,407
DFA VA U.S. Large Value	139,267	866,031
DFA VA U.S. Targeted Value	125,887	355,734
Federated Hermes Fund for U.S. Government Securities II	15,432	497
Federated Hermes Government Money II Service Shares	2	133,073
Federated Hermes High Income Bond II Primary Shares	57,965	3,937
Federated Hermes Managed Volatility II Primary Shares	-	-
Fidelity® VIP Contrafund® Initial Class	12,115	246,197
Fidelity® VIP Mid Cap Initial Class	32,514	3,034
Fidelity® VIP Value Strategies Initial Class	8,258	7,954
NVIT Emerging Markets Class D Shares	2	34
TA Aegon Sustainable Equity Income Initial Class	-	-
TA BlackRock Global Real Estate Securities Initial Class	798	1,923
TA International Focus Initial Class	70,265	150,361
TA Janus Mid-Cap Growth Initial Class	-	-
TA JPMorgan Asset Allocation - Conservative Initial Class	-	-
TA JPMorgan Asset Allocation - Growth Initial Class	36,013	90,922
TA JPMorgan Asset Allocation - Moderate Initial Class	13,159	5,822
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	88,868	90,385
TA JPMorgan Enhanced Index Initial Class	2,034	91
TA Managed Risk - Balanced ETF Initial Class	21,695	2,001
TA Managed Risk - Growth ETF Initial Class	-	-
TA Morgan Stanley Capital Growth Initial Class	-	-

16

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

December 31, 2021

3. Investments (continued)

Subaccount	Purchases	Sales
TA Multi-Managed Balanced Initial Class	$17,554	$1,600
TA PIMCO Total Return Initial Class	99,238	4,359
TA Small/Mid Cap Value Initial Class	63,730	153,138
TA T. Rowe Price Small Cap Initial Class	34,215	26,843
TA TS&W International Equity Initial Class	1,415	81,666
TA WMC US Growth Initial Class	112,554	164,489
Vanguard® Equity Index	156,488	419,811
Vanguard® International	210,174	247,900
Vanguard® Mid-Cap Index	77,398	181,193
Vanguard® Real Estate Index	25,432	120,565
Vanguard® Short-Term Investment Grade	193,217	130,515
Vanguard® Total Bond Market Index	470,916	270,598
Wanger International	584	25,863
Wanger USA	2,155	4,664

17

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2021			Year Ended December 31, 2020
		Units Redeemed			Units Redeemed
		and Transferred	Net Increase		and Transferred	Net Increase
Subaccount	Units Purchased	to/from	(Decrease)	Units Purchased	to/from	(Decrease)
AB Global Thematic Growth Class B Shares	-	-	-	-	-	-
AB Large Cap Growth Class B Shares	-	-	-	-	-	-
BNY Mellon Sustainable U.S. Equity Service Shares	-	-	-	-	-	-
BNY Mellon VIF Appreciation Service Shares	-	-	-	-	-	-
Columbia - Small Company Growth Class 1 Shares	-	(12,475)	(12,475)	-	(189)	(189)
DFA VA Global Bond	99,926	(147,872)	(47,946)	185,636	(267,130)	(81,494)
DFA VA International Small	5,336	(77,767)	(72,431)	31,660	(104,049)	(72,389)
DFA VA International Value	100,265	(252,845)	(152,580)	171,019	(109,330)	61,689
DFA VA Short-Term Fixed	103,236	(97,204)	6,032	138,937	(265,689)	(126,752)
DFA VA U.S. Large Value	31,964	(280,323)	(248,359)	192,165	(170,011)	22,154
DFA VA U.S. Targeted Value	11,468	(126,982)	(115,514)	93,851	(98,483)	(4,632)
Federated Hermes Fund for U.S. Government Securities II	9,282	-	9,282	-	(69,681)	(69,681)
Federated Hermes Government Money II Service Shares	-	(124,652)	(124,652)	-	(352,319)	(352,319)
Federated Hermes High Income Bond II Primary Shares	18,730	(874)	17,856	10,787	(16,537)	(5,750)
Federated Hermes Managed Volatility II Primary Shares	-	-	-	-	-	-
Fidelity® VIP Contrafund® Initial Class	-	(56,576)	(56,576)	29,241	(14,560)	14,681
Fidelity® VIP Mid Cap Initial Class	2,365	(608)	1,757	497	(3,653)	(3,156)
Fidelity® VIP Value Strategies Initial Class	73	(2,593)	(2,520)	2,601	(1,341)	1,260
NVIT Emerging Markets Class D Shares	-	(2)	(2)	-	(3)	(3)
TA Aegon Sustainable Equity Income Initial Class	-	-	-	-	(36,932)	(36,932)
TA BlackRock Global Real Estate Securities Initial Class	-	(873)	(873)	1,012	(8,737)	(7,725)
TA International Focus Initial Class	29,365	(63,635)	(34,270)	12,329	(728)	11,601
TA Janus Mid-Cap Growth Initial Class	-	-	-	-	-	-
TA JPMorgan Asset Allocation - Conservative Initial Class	-	-	-	-	-	-
TA JPMorgan Asset Allocation - Growth Initial Class	6,911	(33,199)	(26,288)	410	(11,412)	(11,002)
TA JPMorgan Asset Allocation - Moderate Initial Class	-	(1,303)	(1,303)	-	(998)	(998)
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	36,387	(36,387)	-	-	-	-

18

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
		Units Redeemed			Units Redeemed
		and Transferred	Net Increase		and Transferred	Net Increase
Subaccount	Units Purchased	to/from	(Decrease)	Units Purchased	to/from	(Decrease)
TA JPMorgan Enhanced Index Initial Class	-	-	-	-	-	-
TA Managed Risk - Balanced ETF Initial Class	-	-	-	-	-	-
TA Managed Risk - Growth ETF Initial Class	-	-	-	-	-	-
TA Morgan Stanley Capital Growth Initial Class	-	-	-	-	-	-
TA Multi-Managed Balanced Initial Class	-	-	-	-	(261)	(261)
TA PIMCO Total Return Initial Class	44,574	(1,656)	42,918	1,046	(31,536)	(30,490)
TA Small/Mid Cap Value Initial Class	19,876	(46,415)	(26,539)	9,112	(413)	8,699
TA T. Rowe Price Small Cap Initial Class	6,310	(5,435)	875	-	(15,773)	(15,773)
TA TS&W International Equity Initial Class	-	(44,113)	(44,113)	-	(668)	(668)
TA WMC US Growth Initial Class	5,836	(36,151)	(30,315)	2,164	(52,114)	(49,950)
Vanguard® Equity Index	8,750	(97,653)	(88,903)	14,282	(146,020)	(131,738)
Vanguard® International	49,217	(81,201)	(31,984)	1,730	(161,600)	(159,870)
Vanguard® Mid-Cap Index	900	(45,297)	(44,397)	24,740	(66,449)	(41,709)
Vanguard® Real Estate Index	2,007	(43,223)	(41,216)	23,563	(31,191)	(7,628)
Vanguard® Short-Term Investment Grade	106,420	(81,269)	25,151	106,868	(344,673)	(237,805)
Vanguard® Total Bond Market Index	239,217	(152,418)	86,799	239,768	(201,409)	38,359
Wanger International	-	(8,995)	(8,995)	26	(524)	(498)
Wanger USA	-	(1,137)	(1,137)	312	(195)	117

19

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
		Units Redeemed			Units Redeemed
	Units Purchased in	and Transferred	Dollar Net Increase	Units Purchased in	and Transferred	Dollar Net Increase
Subaccount	Dollars	to/from in Dollars	(Decrease)	Dollars	to/from in Dollars	(Decrease)
AB Global Thematic Growth Class B Shares	$-	$-	$-	$-	$-	$-
AB Large Cap Growth Class B Shares	-	-	-	-	-	-
BNY Mellon Sustainable U.S. Equity Service Shares	-	-	-	-	-	-
BNY Mellon VIF Appreciation Service Shares	-	-	-	-	-	-
Columbia - Small Company Growth Class 1 Shares	-	(68,796)	(68,796)	-	(609)	(609)
DFA VA Global Bond	146,536	(218,297)	(71,761)	270,835	(388,674)	(117,839)
DFA VA International Small	12,930	(187,229)	(174,299)	47,168	(192,159)	(144,991)
DFA VA International Value	160,846	(406,018)	(245,172)	190,472	(141,123)	49,349
DFA VA Short-Term Fixed	120,128	(113,044)	7,084	162,331	(311,760)	(149,429)
DFA VA U.S. Large Value	97,658	(850,585)	(752,927)	381,052	(390,236)	(9,184)
DFA VA U.S. Targeted Value	32,239	(348,825)	(316,586)	135,573	(176,790)	(41,217)
Federated Hermes Fund for U.S. Government Securities II	13,871	2	13,873	-	(105,696)	(105,696)
Federated Hermes Government Money II Service Shares	-	(132,393)	(132,393)	-	(375,439)	(375,439)
Federated Hermes High Income Bond II Primary Shares	46,533	(2,181)	44,352	25,139	(35,984)	(10,845)
Federated Hermes Managed Volatility II Primary Shares	-	-	-	-	-	-
Fidelity® VIP Contrafund® Initial Class	-	(244,904)	(244,904)	96,685	(40,913)	55,772
Fidelity® VIP Mid Cap Initial Class	7,803	(2,163)	5,640	1,262	(8,482)	(7,220)
Fidelity® VIP Value Strategies Initial Class	233	(7,477)	(7,244)	4,143	(2,842)	1,301
NVIT Emerging Markets Class D Shares	-	(34)	(34)	-	(33)	(33)
TA Aegon Sustainable Equity Income Initial Class	-	-	-	-	(73,509)	(73,509)
TA BlackRock Global Real Estate Securities Initial Class	-	(1,730)	(1,730)	1,464	(13,489)	(12,025)
TA International Focus Initial Class	67,976	(149,337)	(81,361)	22,806	(1,224)	21,582
TA Janus Mid-Cap Growth Initial Class	-	-	-	-	-	-
TA JPMorgan Asset Allocation - Conservative Initial Class	-	-	-	-	-	-
TA JPMorgan Asset Allocation - Growth Initial Class	18,610	(89,485)	(70,875)	881	(19,415)	(18,534)
TA JPMorgan Asset Allocation - Moderate Initial Class	-	(2,921)	(2,921)	-	(1,866)	(1,866)
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	84,781	(89,982)	(5,201)	-	-	-

20

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
		Units Redeemed			Units Redeemed
	Units Purchased in	and Transferred	Dollar Net Increase	Units Purchased in	and Transferred	Dollar Net Increase
Subaccount	Dollars	to/from in Dollars	(Decrease)	Dollars	to/from in Dollars	(Decrease)
TA JPMorgan Enhanced Index Initial Class	$-	$(1)	$(1)	$-	$-	$-
TA Managed Risk - Balanced ETF Initial Class	-	2	2	-	(1)	(1)
TA Managed Risk - Growth ETF Initial Class	-	-	-	-	-	-
TA Morgan Stanley Capital Growth Initial Class	-	-	-	-	-	-
TA Multi-Managed Balanced Initial Class	-	(1)	(1)	-	(597)	(597)
TA PIMCO Total Return Initial Class	79,256	(3,013)	76,243	1,884	(55,871)	(53,987)
TA Small/Mid Cap Value Initial Class	62,750	(152,328)	(89,578)	19,114	(843)	18,271
TA T. Rowe Price Small Cap Initial Class	28,592	(26,564)	2,028	-	(51,830)	(51,830)
TA TS&W International Equity Initial Class	-	(81,162)	(81,162)	-	(895)	(895)
TA WMC US Growth Initial Class	23,908	(161,206)	(137,298)	7,141	(171,995)	(164,854)
Vanguard® Equity Index	32,482	(404,552)	(372,070)	39,677	(458,539)	(418,862)
Vanguard® International	140,065	(242,489)	(102,424)	2,595	(346,212)	(343,617)
Vanguard® Mid-Cap Index	3,436	(175,316)	(171,880)	56,527	(187,807)	(131,280)
Vanguard® Real Estate Index	4,557	(118,222)	(113,665)	47,297	(65,144)	(17,847)
Vanguard® Short-Term Investment Grade	162,100	(124,752)	37,348	161,558	(508,826)	(347,268)
Vanguard® Total Bond Market Index	408,973	(260,713)	148,260	409,371	(341,334)	68,037
Wanger International	-	(25,754)	(25,754)	48	(1,093)	(1,045)
Wanger USA	-	(4,333)	(4,333)	806	(563)	243

21

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

December 31, 2021

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31						For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

AB Global Thematic Growth Class B Shares
12/31/2021	-	$3.35	to	$24.78	$-	-%	0.55%	to	1.80%	21.90%	to	20.41%
12/31/2020	-	2.75	to	20.58	-	-	0.55	to	1.80	38.32	to	36.62
12/31/2019	-	1.99	to	15.06	-	-	0.55	to	1.80	29.07	to	27.49
12/31/2018	-	1.54	to	11.82	-	-	0.55	to	1.80	(10.48)	to	(11.58)
12/31/2017	-	1.72	to	13.37	-	-	0.55	to	1.80	35.55	to	33.90

AB Large Cap Growth Class B Shares
12/31/2021	-	5.70	to	28.35	-	-	0.55	to	1.80	27.95	to	26.38
12/31/2020	-	4.46	to	22.43	-	-	0.55	to	1.80	34.41	to	32.76
12/31/2019	-	3.32	to	16.90	-	-	0.55	to	1.80	33.63	to	31.99
12/31/2018	-	2.48	to	12.80	-	-	0.55	to	1.80	1.76	to	0.50
12/31/2017	-	2.44	to	12.74	-	-	0.55	to	1.80	30.95	to	29.35

BNY Mellon Sustainable U.S. Equity Service Shares
12/31/2021	-	4.44	to	20.84	-	-	0.55	to	1.80	25.99	to	24.44
12/31/2020	-	3.52	to	16.75	-	-	0.55	to	1.80	23.18	to	21.67
12/31/2019	-	2.86	to	13.77	-	-	0.55	to	1.80	33.28	to	31.64
12/31/2018	-	2.14	to	10.46	-	-	0.55	to	1.80	(5.16)	to	(6.33)
12/31/2017	-	2.26	to	11.17	-	-	0.55	to	1.80	14.41	to	13.01

BNY Mellon VIF Appreciation Service Shares
12/31/2021	-	4.58	to	22.72	-	-	0.55	to	1.80	26.08	to	24.53
12/31/2020	-	3.63	to	18.25	-	-	0.55	to	1.80	22.71	to	21.20
12/31/2019	-	2.96	to	15.06	-	-	0.55	to	1.80	35.04	to	33.38
12/31/2018	-	2.19	to	11.29	-	-	0.55	to	1.80	(7.61)	to	(8.75)
12/31/2017	-	2.37	to	12.37	-	-	0.55	to	1.80	26.32	to	24.77

Columbia - Small Company Growth Class 1 Shares
12/31/2021	-	5.02	to	26.91	-	-	0.55	to	1.80	(3.43)	to	(4.62)
12/31/2020	12,475	5.20	to	28.21	62,972	-	0.55	to	1.80	70.19	to	68.10
12/31/2019	12,664	3.06	to	16.78	37,636	-	0.55	to	1.80	39.93	to	38.21
12/31/2018	13,192	2.18	to	12.14	28,073	-	0.55	to	1.80	(2.29)	to	(3.50)
12/31/2017	12,788	2.23	to	12.58	27,907	-	0.55	to	1.80	28.54	to	26.97

DFA VA Global Bond
12/31/2021	1,413,826	1.46	to	9.97	2,047,692	0.73	0.55	to	1.80	(1.58)	to	(2.79)
12/31/2020	1,461,772	1.48	to	10.26	2,153,015	0.03	0.55	to	1.80	0.91	to	(0.34)
12/31/2019	1,543,266	1.47	to	10.29	2,252,816	2.52	0.55	to	1.80	3.62	to	2.34
12/31/2018	1,550,579	1.42	to	10.06	2,185,912	4.75	0.55	to	1.80	1.19	to	(0.06)
12/31/2017	1,549,595	1.40	to	10.06	2,160,301	1.82	0.55	to	1.80	1.56	to	0.31

DFA VA International Small
12/31/2021	239,631	2.52	to	14.97	600,038	2.32	0.55	to	1.80	13.94	to	12.54
12/31/2020	312,062	2.21	to	13.31	684,040	1.92	0.55	to	1.80	8.82	to	7.48
12/31/2019	384,451	2.03	to	12.38	772,552	2.64	0.55	to	1.80	23.22	to	21.71
12/31/2018	398,193	1.65	to	10.17	650,752	1.77	0.55	to	1.80	(20.21)	to	(21.20)
12/31/2017	316,947	2.07	to	12.91	650,855	2.47	0.55	to	1.80	29.24	to	27.66

DFA VA International Value
12/31/2021	677,114	1.65	to	12.77	1,107,184	3.49	0.55	to	1.80	17.47	to	16.03
12/31/2020	829,694	1.41	to	11.01	1,154,417	2.64	0.55	to	1.80	(2.30)	to	(3.50)
12/31/2019	768,005	1.44	to	11.41	1,094,938	3.50	0.55	to	1.80	15.23	to	13.81
12/31/2018	782,957	1.25	to	10.02	969,922	2.74	0.55	to	1.80	(17.54)	to	(18.56)
12/31/2017	741,770	1.52	to	12.31	1,114,862	2.64	0.55	to	1.80	25.12	to	23.59

22

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31						For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

DFA VA Short-Term Fixed
12/31/2021	753,818	$ 1.17	to	$ 9.67	$873,119	0.01%	0.55%	to	1.80%	(0.74	) %	to	(1.95	) %
12/31/2020	747,786	1.18	to	9.86	872,872	0.60	0.55	to	1.80	0.04		to	(1.18)
12/31/2019	874,538	1.18	to	9.98	1,022,061	2.26	0.55	to	1.80	1.95		to	0.70
12/31/2018	848,406	1.15	to	9.91	972,927	1.57	0.55	to	1.80	1.22		to	(0.03)
12/31/2017	853,766	1.14	to	9.91	967,672	1.21	0.55	to	1.80	0.29		to	(0.94)

DFA VA U.S. Large Value
12/31/2021	790,202	3.30	to	14.90	2,589,848	1.55	0.55	to	1.80	26.34		to	24.79
12/31/2020	1,038,561	2.62	to	11.94	2,693,686	2.30	0.55	to	1.80	(1.91)		to	(3.12)
12/31/2019	1,016,407	2.67	to	12.33	2,691,939	2.10	0.55	to	1.80	25.10		to	23.56
12/31/2018	1,089,879	2.13	to	9.98	2,309,335	2.04	0.55	to	1.80	(12.60)		to	(13.68)
12/31/2017	1,203,131	2.44	to	11.56	2,918,824	1.86	0.55	to	1.80	18.43		to	16.98

DFA VA U.S. Targeted Value
12/31/2021	378,121	3.11	to	14.78	1,163,377	1.31	0.55	to	1.80	38.92		to	37.21
12/31/2020	493,635	2.24	to	10.77	1,093,741	1.82	0.55	to	1.80	3.41		to	2.14
12/31/2019	498,267	2.16	to	10.54	1,068,665	1.43	0.55	to	1.80	21.89		to	20.39
12/31/2018	514,480	1.77	to	8.76	906,772	1.03	0.55	to	1.80	(16.33)		to	(17.37)
12/31/2017	473,796	2.12	to	10.60	999,089	1.08	0.55	to	1.80	9.17		to	7.83

Federated Hermes Fund for U.S. Government Securities II
12/31/2021	60,807	1.49	to	10.27	90,277	1.81	0.55	to	1.80	(2.58)		to	(3.78)
12/31/2020	51,525	1.53	to	10.68	78,585	3.78	0.55	to	1.80	4.64		to	3.35
12/31/2019	121,206	1.46	to	10.33	177,090	2.42	0.55	to	1.80	5.32		to	4.03
12/31/2018	227,779	1.39	to	9.93	312,584	2.40	0.55	to	1.80	(0.10)		to	(1.33)
12/31/2017	182,320	1.39	to	10.06	251,414	2.34	0.55	to	1.80	1.37		to	0.13

Federated Hermes Government Money II Service Shares
12/31/2021	78,269	1.07	to	9.46	82,773	-	0.55	to	1.80	(0.54)		to	(1.77)
12/31/2020	202,921	1.07	to	9.63	215,870	0.22	0.55	to	1.80	(0.34)		to	(1.57)
12/31/2019	555,240	1.08	to	9.78	593,331	1.63	0.55	to	1.80	1.09		to	(0.16)
12/31/2018	575,526	1.06	to	9.80	608,807	1.24	0.55	to	1.80	0.69		to	(0.55)
12/31/2017	577,913	1.06	to	9.85	607,384	0.30	0.55	to	1.80	(0.23)		to	(1.46)

Federated Hermes High Income Bond II Primary Shares
12/31/2021	104,537	2.62	to	12.04	265,619	4.68	0.55	to	1.80	4.27		to	2.99
12/31/2020	86,681	2.51	to	11.69	211,672	6.39	0.55	to	1.80	5.01		to	3.72
12/31/2019	92,431	2.39	to	11.27	216,105	5.94	0.55	to	1.80	13.92		to	12.52
12/31/2018	91,367	2.10	to	10.02	187,873	7.83	0.55	to	1.80	(3.82)		to	(5.01)
12/31/2017	93,231	2.18	to	10.55	199,789	6.47	0.55	to	1.80	6.36		to	5.06

Federated Hermes Managed Volatility II Primary Shares
12/31/2021	-	2.88	to	14.12	-	-	0.55	to	1.80	17.86		to	16.42
12/31/2020	-	2.44	to	12.13	-	-	0.55	to	1.80	0.38		to	(0.85)
12/31/2019	-	2.44	to	12.23	-	4.20	0.55	to	1.80	19.57		to	18.10
12/31/2018	1,191	2.04	to	10.36	2,427	2.87	0.55	to	1.80	(9.00)		to	(10.12)
12/31/2017	1,196	2.24	to	11.53	2,677	3.85	0.55	to	1.80	17.47		to	16.03

Fidelity® VIP Contrafund® Initial Class
12/31/2021	4,779	4.66	to	22.64	22,295	0.08	0.55	to	1.80	27.14		to	25.58
12/31/2020	61,355	3.67	to	18.03	219,160	0.29	0.55	to	1.80	29.85		to	28.26
12/31/2019	46,674	2.83	to	14.05	129,769	0.46	0.55	to	1.80	30.86		to	29.25
12/31/2018	49,324	2.16	to	10.87	104,923	0.83	0.55	to	1.80	(6.89)		to	(8.04)
12/31/2017	58,167	2.32	to	11.82	133,798	1.03	0.55	to	1.80	21.21		to	19.73

23

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31						For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Fidelity® VIP Mid Cap Initial Class
12/31/2021	42,553	$ 3.77	to	$ 17.09	$159,283	0.62%	0.55%	to	1.80%	24.92%	to	23.38%
12/31/2020	40,796	3.02	to	13.85	122,308	0.65	0.55	to	1.80	17.54	to	16.10
12/31/2019	43,952	2.57	to	11.93	112,157	0.87	0.55	to	1.80	22.77	to	21.27
12/31/2018	43,561	2.09	to	9.84	90,587	0.64	0.55	to	1.80	(15.01)	to	(16.06)
12/31/2017	59,404	2.46	to	11.72	144,805	0.73	0.55	to	1.80	20.15	to	18.68

Fidelity® VIP Value Strategies Initial Class
12/31/2021	25,039	3.47	to	17.37	86,084	1.55	0.55	to	1.80	32.87	to	31.24
12/31/2020	27,559	2.61	to	13.23	71,345	1.31	0.55	to	1.80	7.67	to	6.34
12/31/2019	26,299	2.42	to	12.44	63,267	1.67	0.55	to	1.80	33.79	to	32.15
12/31/2018	26,728	1.81	to	9.42	48,083	0.98	0.55	to	1.80	(17.77)	to	(18.79)
12/31/2017	28,240	2.20	to	11.60	61,726	1.54	0.55	to	1.80	18.70	to	17.25

NVIT Emerging Markets Class D Shares
12/31/2021	16	14.22	to	13.72	227	0.92	0.55	to	1.80	(8.09)	to	(9.22)
12/31/2020	18	15.48	to	15.11	281	1.59	0.55	to	1.80	12.30	to	10.92
12/31/2019	21	13.78	to	13.63	284	2.09	0.55	to	1.80	21.91	to	20.41
12/31/2018	23	11.30	to	11.32	263	0.07	0.55	to	1.80	(18.16)	to	(19.17)
12/31/2017	289	13.81	to	14.00	3,994	0.94	0.55	to	1.80	40.32	to	38.61

TA Aegon Sustainable Equity Income Initial Class
12/31/2021	-	2.79	to	13.12	-	2.00	0.55	to	1.80	21.75	to	20.26
12/31/2020	-	2.29	to	10.91	-	2.58	0.55	to	1.80	(7.86)	to	(8.99)
12/31/2019	36,932	2.49	to	11.98	91,082	2.51	0.55	to	1.80	23.23	to	21.72
12/31/2018	37,629	2.02	to	9.85	75,375	2.19	0.55	to	1.80	(11.99)	to	(13.08)
12/31/2017	39,061	2.29	to	11.33	88,967	2.69	0.55	to	1.80	15.79	to	14.38

TA BlackRock Global Real Estate Securities Initial Class
12/31/2021	15,815	2.22	to	14.63	34,782	2.47	0.55	to	1.80	25.53	to	23.99
12/31/2020	16,688	1.77	to	11.80	29,251	10.63	0.55	to	1.80	(0.86)	to	(2.08)
12/31/2019	24,413	1.78	to	12.05	43,293	0.91	0.55	to	1.80	24.51	to	22.98
12/31/2018	25,160	1.43	to	9.80	35,847	8.78	0.55	to	1.80	(10.58)	to	(11.69)
12/31/2017	25,292	1.60	to	11.09	40,312	3.77	0.55	to	1.80	10.71	to	9.36

TA International Focus Initial Class
12/31/2021	22,449	2.42	to	16.46	52,650	1.67	0.55	to	1.80	10.21	to	8.86
12/31/2020	56,719	2.20	to	15.12	120,925	2.10	0.55	to	1.80	20.24	to	18.76
12/31/2019	45,118	1.83	to	12.73	80,164	1.68	0.55	to	1.80	26.98	to	25.42
12/31/2018	23,089	1.44	to	10.15	32,375	1.17	0.55	to	1.80	(18.16)	to	(19.17)
12/31/2017	21,166	1.76	to	12.56	36,460	1.44	0.55	to	1.80	26.55	to	25.00

TA Janus Mid-Cap Growth Initial Class
12/31/2021	-	4.31	to	21.94	-	-	0.55	to	1.80	16.66	to	15.22
12/31/2020	-	3.69	to	19.04	-	-	0.55	to	1.80	18.55	to	17.10
12/31/2019	-	3.12	to	16.26	-	-	0.55	to	1.80	35.96	to	34.29
12/31/2018	-	2.29	to	12.11	-	-	0.55	to	1.80	(1.76)	to	(2.98)
12/31/2017	13,771	2.33	to	12.48	31,367	0.10	0.55	to	1.80	28.30	to	26.73

TA JPMorgan Asset Allocation - Conservative Initial Class
12/31/2021	-	2.06	to	13.33	-	-	0.55	to	1.80	5.32	to	4.03
12/31/2020	-	1.96	to	12.81	-	-	0.55	to	1.80	10.86	to	9.50
12/31/2019	-	1.77	to	11.70	-	-	0.55	to	1.80	13.28	to	11.89
12/31/2018	-	1.56	to	10.46	-	-	0.55	to	1.80	(4.51)	to	(5.69)
12/31/2017	-	1.63	to	11.09	-	-	0.55	to	1.80	12.19	to	10.82

TA JPMorgan Asset Allocation - Growth Initial Class
12/31/2021	81,943	2.98	to	19.12	242,375	1.55	0.55	to	1.80	18.99	to	17.53
12/31/2020	108,231	2.51	to	16.27	269,181	1.66	0.55	to	1.80	24.06	to	22.53
12/31/2019	119,233	2.02	to	13.28	239,160	1.74	0.55	to	1.80	25.36	to	23.82
12/31/2018	123,130	1.61	to	10.72	197,109	1.90	0.55	to	1.80	(10.89)	to	(11.99)
12/31/2017	123,905	1.81	to	12.18	222,693	1.47	0.55	to	1.80	23.95	to	22.44

24

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31						For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA JPMorgan Asset Allocation - Moderate Initial Class
12/31/2021	229,619	$ 2.32	to	$ 14.43	$530,715	1.90%	0.55%	to	1.80%	8.58%	to	7.25%
12/31/2020	230,922	2.13	to	13.46	491,580	2.21	0.55	to	1.80	11.99	to	10.61
12/31/2019	231,920	1.90	to	12.17	440,896	2.22	0.55	to	1.80	15.78	to	14.36
12/31/2018	239,020	1.64	to	10.64	392,442	1.89	0.55	to	1.80	(5.65)	to	(6.81)
12/31/2017	190,011	1.74	to	11.42	331,065	1.89	0.55	to	1.80	15.83	to	14.41

TA JPMorgan Asset Allocation - Moderate Growth Initial Class
12/31/2021	-	2.54	to	15.96	-	2.79	0.55	to	1.80	13.32	to	11.93
12/31/2020	-	2.25	to	14.26	-	-	0.55	to	1.80	14.44	to	13.03
12/31/2019	-	1.96	to	12.61	-	-	0.55	to	1.80	19.35	to	17.89
12/31/2018	-	1.64	to	10.70	-	2.42	0.55	to	1.80	(7.58)	to	(8.72)
12/31/2017	61,520	1.78	to	11.72	108,793	1.77	0.55	to	1.80	19.12	to	17.66

TA JPMorgan Enhanced Index Initial Class
12/31/2021	3,988	4.68	to	21.08	18,681	0.79	0.55	to	1.80	29.41	to	27.82
12/31/2020	3,988	3.62	to	16.49	14,436	1.46	0.55	to	1.80	19.51	to	18.04
12/31/2019	3,988	3.03	to	13.97	12,080	1.20	0.55	to	1.80	30.32	to	28.72
12/31/2018	3,988	2.32	to	10.85	9,269	1.12	0.55	to	1.80	(6.53)	to	(7.68)
12/31/2017	3,988	2.49	to	11.76	9,917	0.57	0.55	to	1.80	20.49	to	19.02

TA Managed Risk - Balanced ETF Initial Class
12/31/2021	198,735	1.90	to	13.21	378,243	1.38	0.55	to	1.80	9.05	to	7.72
12/31/2020	198,735	1.75	to	12.26	346,838	2.33	0.55	to	1.80	3.91	to	2.64
12/31/2019	198,735	1.68	to	11.95	333,778	2.23	0.55	to	1.80	15.29	to	13.87
12/31/2018	198,735	1.46	to	10.49	289,516	2.03	0.55	to	1.80	(4.86)	to	(6.03)
12/31/2017	262,569	1.53	to	11.17	401,567	1.92	0.55	to	1.80	13.10	to	11.71

TA Managed Risk - Growth ETF Initial Class
12/31/2021	-	2.10	to	14.38	-	-	0.55	to	1.80	13.62	to	12.23
12/31/2020	-	1.84	to	12.82	-	-	0.55	to	1.80	3.95	to	2.67
12/31/2019	-	1.77	to	12.48	-	-	0.55	to	1.80	19.09	to	17.62
12/31/2018	-	1.49	to	10.61	-	-	0.55	to	1.80	(7.50)	to	(8.64)
12/31/2017	-	1.61	to	11.62	-	-	0.55	to	1.80	18.13	to	16.69

TA Morgan Stanley Capital Growth Initial Class
12/31/2021	-	8.49	to	36.92	-	-	0.55	to	1.80	(1.08)	to	(2.29)
12/31/2020	-	8.59	to	37.79	-	-	0.55	to	1.80	116.68	to	114.02
12/31/2019	-	3.96	to	17.66	-	-	0.55	to	1.80	23.06	to	21.55
12/31/2018	-	3.22	to	14.53	-	-	0.55	to	1.80	6.10	to	4.79
12/31/2017	-	3.03	to	13.86	-	-	0.55	to	1.80	42.81	to	41.06

TA Multi-Managed Balanced Initial Class
12/31/2021	89,876	3.22	to	16.53	287,757	1.15	0.55	to	1.80	16.40	to	14.97
12/31/2020	89,876	2.77	to	14.38	247,340	1.58	0.55	to	1.80	15.26	to	13.85
12/31/2019	90,137	2.40	to	12.63	215,319	1.66	0.55	to	1.80	21.10	to	19.62
12/31/2018	90,757	1.98	to	10.56	179,111	1.56	0.55	to	1.80	(4.19)	to	(5.37)
12/31/2017	140,076	2.07	to	11.16	288,673	0.86	0.55	to	1.80	13.51	to	12.12

TA PIMCO Total Return Initial Class
12/31/2021	145,303	1.83	to	11.12	263,496	1.75	0.55	to	1.80	(1.42)	to	(2.63)
12/31/2020	102,385	1.86	to	11.42	189,787	3.90	0.55	to	1.80	7.10	to	5.78
12/31/2019	132,875	1.73	to	10.80	230,065	2.32	0.55	to	1.80	7.82	to	6.50
12/31/2018	172,962	1.61	to	10.14	277,859	2.61	0.55	to	1.80	(1.20)	to	(2.42)
12/31/2017	190,839	1.63	to	10.39	310,245	-	0.55	to	1.80	4.31	to	3.04

TA Small/Mid Cap Value Initial Class
12/31/2021	7,885	3.37	to	15.39	25,851	0.90	0.55	to	1.80	27.42	to	25.86
12/31/2020	34,424	2.64	to	12.23	88,744	1.08	0.55	to	1.80	3.47	to	2.20
12/31/2019	25,725	2.56	to	11.97	64,221	0.98	0.55	to	1.80	24.59	to	23.06
12/31/2018	26,501	2.05	to	9.72	53,205	0.91	0.55	to	1.80	(11.95)	to	(13.03)
12/31/2017	24,292	2.33	to	11.18	55,498	1.14	0.55	to	1.80	14.92	to	13.52

25

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31						For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA T. Rowe Price Small Cap Initial Class
12/31/2021	6,999	$ 4.90	to	$ 18.76	$33,550	-%	0.55%	to	1.80%	10.76%	to	9.40%
12/31/2020	6,124	4.42	to	17.15	26,575	-	0.55	to	1.80	22.89	to	21.38
12/31/2019	21,897	3.60	to	14.13	77,936	-	0.55	to	1.80	32.04	to	30.42
12/31/2018	24,244	2.72	to	10.83	65,418	-	0.55	to	1.80	(7.59)	to	(8.73)
12/31/2017	20,847	2.95	to	11.87	61,098	-	0.55	to	1.80	21.72	to	20.23

TA TS&W International Equity Initial Class
12/31/2021	-	1.89	to	13.92	-	2.11	0.55	to	1.80	12.79	to	11.40
12/31/2020	44,113	1.68	to	12.50	71,752	3.17	0.55	to	1.80	5.96	to	4.66
12/31/2019	44,781	1.58	to	11.94	68,879	1.49	0.55	to	1.80	20.40	to	18.92
12/31/2018	31,600	1.31	to	10.04	40,450	1.19	0.55	to	1.80	(15.99)	to	(17.02)
12/31/2017	14,814	1.56	to	12.10	22,617	2.50	0.55	to	1.80	22.24	to	20.74

TA WMC US Growth Initial Class
12/31/2021	127,860	4.86	to	27.01	615,604	0.08	0.55	to	1.80	20.01	to	18.53
12/31/2020	158,175	4.05	to	22.79	634,838	0.11	0.55	to	1.80	36.55	to	34.87
12/31/2019	208,125	2.96	to	16.90	611,708	0.13	0.55	to	1.80	39.28	to	37.57
12/31/2018	237,372	2.13	to	12.28	501,303	0.16	0.55	to	1.80	(0.34)	to	(1.57)
12/31/2017	46,643	2.14	to	12.48	98,076	0.43	0.55	to	1.80	28.49	to	26.92

Vanguard® Equity Index
12/31/2021	549,482	4.67	to	20.95	2,525,371	1.28	0.55	to	1.80	27.85	to	26.28
12/31/2020	638,385	3.65	to	16.59	2,299,049	1.71	0.55	to	1.80	17.55	to	16.11
12/31/2019	770,123	3.11	to	14.29	2,364,330	1.95	0.55	to	1.80	30.58	to	28.98
12/31/2018	847,091	2.38	to	11.08	1,993,872	1.66	0.55	to	1.80	(5.03)	to	(6.21)
12/31/2017	858,810	2.51	to	11.81	2,130,041	1.79	0.55	to	1.80	20.99	to	19.51

Vanguard® International
12/31/2021	336,122	2.81	to	23.34	932,448	0.27	0.55	to	1.80	(2.08)	to	(3.28)
12/31/2020	368,106	2.87	to	24.13	1,043,201	1.35	0.55	to	1.80	56.72	to	54.80
12/31/2019	527,976	1.83	to	15.59	956,939	1.45	0.55	to	1.80	30.50	to	28.90
12/31/2018	573,392	1.41	to	12.09	797,282	0.73	0.55	to	1.80	(13.09)	to	(14.17)
12/31/2017	498,380	1.62	to	14.09	797,374	1.14	0.55	to	1.80	41.90	to	40.16

Vanguard® Mid-Cap Index
12/31/2021	225,131	4.28	to	18.72	950,826	1.12	0.55	to	1.80	23.68	to	22.16
12/31/2020	269,528	3.46	to	15.32	921,807	1.52	0.55	to	1.80	17.43	to	15.98
12/31/2019	311,237	2.95	to	13.21	908,438	1.51	0.55	to	1.80	30.16	to	28.56
12/31/2018	336,996	2.27	to	10.28	756,416	1.18	0.55	to	1.80	(9.83)	to	(10.94)
12/31/2017	335,909	2.51	to	11.54	836,799	1.16	0.55	to	1.80	18.43	to	16.98

Vanguard® Real Estate Index
12/31/2021	135,189	3.20	to	15.91	429,475	2.14	0.55	to	1.80	39.44	to	37.73
12/31/2020	176,405	2.29	to	11.55	402,067	2.54	0.55	to	1.80	(5.37)	to	(6.54)
12/31/2019	184,033	2.43	to	12.36	443,147	2.79	0.55	to	1.80	28.10	to	26.53
12/31/2018	201,772	1.89	to	9.77	379,477	3.26	0.55	to	1.80	(5.87)	to	(7.04)
12/31/2017	263,427	2.01	to	10.51	527,114	2.32	0.55	to	1.80	4.21	to	2.93

Vanguard® Short-Term Investment Grade
12/31/2021	845,759	1.53	to	10.49	1,284,215	2.07	0.55	to	1.80	(1.00)	to	(2.21)
12/31/2020	820,608	1.55	to	10.72	1,260,067	2.75	0.55	to	1.80	4.92	to	3.63
12/31/2019	1,058,413	1.47	to	10.35	1,550,991	2.62	0.55	to	1.80	5.12	to	3.83
12/31/2018	1,077,241	1.40	to	9.97	1,500,961	1.69	0.55	to	1.80	0.48	to	(0.76)
12/31/2017	994,742	1.40	to	10.04	1,381,715	1.91	0.55	to	1.80	1.53	to	0.29

Vanguard® Total Bond Market Index
12/31/2021	1,418,480	1.72	to	10.92	2,426,444	2.02	0.55	to	1.80	(2.25)	to	(3.46)
12/31/2020	1,331,681	1.76	to	11.31	2,329,161	2.52	0.55	to	1.80	6.99	to	5.68
12/31/2019	1,293,322	1.64	to	10.70	2,114,544	2.58	0.55	to	1.80	8.08	to	6.75
12/31/2018	1,286,636	1.52	to	10.03	1,947,817	2.27	0.55	to	1.80	(0.68)	to	(1.90)
12/31/2017	1,244,447	1.53	to	10.22	1,897,732	2.28	0.55	to	1.80	2.92	to	1.66

26

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31						For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Wanger International
12/31/2021	1,072	$ 3.16	to	$ 17.82	$3,383	1.00%	0.55%	to	1.80%	18.16%	to	16.71%
12/31/2020	10,067	2.67	to	15.27	26,202	2.01	0.55	to	1.80	13.74	to	12.34
12/31/2019	10,565	2.35	to	13.59	24,236	0.60	0.55	to	1.80	29.28	to	27.69
12/31/2018	2,129	1.82	to	10.64	3,859	1.94	0.55	to	1.80	(18.15)	to	(19.16)
12/31/2017	7,283	2.22	to	13.17	15,907	1.46	0.55	to	1.80	32.19	to	30.57

Wanger USA
12/31/2021	13,325	4.04	to	18.87	53,388	0.75	0.55	to	1.80	8.30	to	6.97
12/31/2020	14,462	3.73	to	17.64	53,526	-	0.55	to	1.80	23.55	to	22.03
12/31/2019	14,345	3.02	to	14.46	42,994	0.26	0.55	to	1.80	30.38	to	28.78
12/31/2018	15,978	2.31	to	11.23	36,748	0.10	0.55	to	1.80	(2.00)	to	(3.21)
12/31/2017	17,381	2.36	to	11.60	40,815	-	0.55	to	1.80	18.93	to	17.47

(1)	See Footnote 1
*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

27

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

December 31, 2021

6. Administrative and Mortality and Expense Risk Charges

TFLIC deducts a daily administrative charge equal to an annual rate of 0.15% of the daily net assets value of each subaccount for administrative expenses. TFLIC also deducts an annual charge during the accumulation phase, not to exceed $30, proportionately from the subaccounts’ unit values. An annual charge ranging from 0.40% to 1.65% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TFLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TFLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TFLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TFLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TFLIC, as long as earnings are credited under the variable annuity contracts.

28

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

December 31, 2021

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TFLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TFLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TFLIC and indirect wholly owned subsidiaries of Aegon N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

29